Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities [Abstract]
Financial Assets
The financial assets and liabilities as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Financial assets
Valued at amortized cost
Cash	$234,498	$144,031
Restricted cash	257,415	-
Trade receivables	258,910	281,929
Other accounts receivable	5,578	15,599
Related parties	70,969	74,187
	827,370	515,746
Valued at FVTPL
Cash equivalents	260,101	63,079
Equity investment	52,000	-
	312,101	63,079
Total financial assets	$1,139,471	$578,825

Financial Liabilities
Financial liabilities
Valued at amortized cost
Financial debt	$1,058,908	$477,048
Trade payables	316,025	356,200
Accounts payable and accrued expenses	356,632	514,964
Related parties	192,045	172,409
Total financial liabilities	$1,923,610	$1,520,621

Information for Financing
The information for financing as of December 31, 2025, and 2024 is summarized as follows:

	2025		2024
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Others investors	$10,681	$-	$11,711	$-

Two unsecured loans were contracted, each for $6.0 million at a fixed annual rate of 15.0%, with principal and interest payments due, originally in October 2020. In January 2021, a principal payment of $1.0 million was made to each line. As part of the negotiations carried out by the Company, new conditions were agreed for each line, increasing the interest rate by 0.25%, as well as extending the maturity date to October 2023. As of December 31, 2025 it shows a balance of $6.6 million and was subject to a renegotiation in 2026 with a write-down on the balance, resulting in a revised balance of $4.0 million, payable in March and April 2026.

In July 2021, a credit line with multiple drawdowns was contracted, the first being made on July 28, 2021. The balance as of December 31, 2025, is $5,061 million with a rate of 15%. The credit remains enforceable and the due date was extended to December 31, 2028

Hewlett Packard	147	-	192	147
Credit line was contracted for $622.5, at a fixed rate of 9.87%, monthly payments of principal and interest on with initial maturity in December 2025, with a subsequent renegotiation on July 14, 2022, establishing a fixed rate of 11.20% and maturity in September 2026.

	2025		2024
	Short-term	Long-term	Short-term	Long-term
Desarrollo del Crédito Sustentable, S.A. de C.V.
SOFOM, Non regulated entity	-	-	34,010	-

In March 2023, a line of credit was contracted for $7.7 million at a fixed annual rate of 13.50%, maturing in March 2024.

In April 2023 a line of credit was contracted for $11.6 million and in June 2023 a line of credit was contracted for $5.651 million, both at an annual fixed rate of 13.50%, with maturity dates in April and June 2024, respectively.

These credits were paid in the first quarter of 2025.

Grupo MSQR, S.A.P.I. de C.V. SOFOM	-	-	18,000	-

In September 2024, a line of credit was signed for $18,000 million, at a fixed monthly rate of 2%, monthly payments of ordinary interest on the outstanding principal balance maturing in March 2025. As of October 1, 2025, this line of credit stopped being consolidated due to the loss of control of ADEMSA.

Daimler Financial Services México, S. de R.L. de C.V.	-	-	320	-
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest with various subsequent recognitions of debt and modifications in payment terms and interest rates, in the latter case up to 13%. These loans were paid in the first quarter of 2025.

Interest payable	2,228	-	11,544	-
Total debt payable in Mexican Pesos	13,056	-	75,777	147

Payable in US dollars
Banco Inbursa, S.A.	97,017	601,706	-	-
In January 2025, a financing contract was signed with Grupo Financiero Inbursa for $40.5 million dollars at an annual rate of SOFR + 5%, with semiannual principal and interest payments until January 2031, for the purchase of two specialized vessels called “Mud vessels” designed and converted by the technical team of the ‘Maritime Division’. This transaction involves a guarantee on said vessels.

	2025		2024
	Short-term	Long-term	Short-term	Long-term
Bancomext, S.N.C.	19,662	273,759	10,368	335,222
In 2024, a new floating dock was acquired through financing provided by Bancomext for $16.8 million dollars, equivalent to approximately 85% of its value at a rate of SOFR + 2.35% with quarterly payments of principal and interest and maturing in 2034. This transaction involves a mortgage guarantee of a property, as well as the maritime mortgage guarantee of the floating dock acquired and collections from current service contracts with PEMEX.

Atrafin LLC	8,334	20,835	6,820	33,323
In February 2024, a financing contract was signed with Eximbank (Atrafin LLC DBA America Trade & Finance Company) for $2.3 million at an annual rate of 6.89% with semi-annual payments of principal and interest for working capital in the acquisition of mud vessels with maturity in March 2029.

Hewlett Packard	4,645	579	9,423	5,968

Two lines of credit for $607.8 thousand dollars and $201.6 thousand dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

In January 2021, two additional lines were contracted for $43.3 thousand dollars and $385.0 thousand dollars, at a fixed rate of 5.14% and 4.76%, monthly payments of principal and interest on unpaid balances and maturity in December 2025.

During 2022 and 2023, the contracts were renegotiated with the following conditions for each line, increasing the rate by 0.25%, as well as extending the maturity date to March 31, 2027.

Transactions costs	(16,196)	-	-	-
Interest payable	35,511	-	-	-
Total debt payable in US dollars	148,973	896,879	26,611	374,513
Total financial debt	$162,029	$896,879	$102,388	$374,660

Maturity of Long-term Financial Debt
The maturity of the long-term financial debt as of December 31, 2025 and 2024 is as follows:

Maturity	2025	2024
2026	$-	$37,438
2027	168,898	36,101
2028	172,857	40,624
2029	171,715	260,497
2030	383,409	-
	$896,879	$374,660

Reconciliation of Changes in Financing Activities
The reconciliation of changes in financing activities during 2025 and 2024 is as follows:

	2025
	Financial debt	Related parties	Lease liabilities	Total
Opening balance	$477,048	$158,221	$82,602	$717,871
Cash proceeds from financial debt	835,446	-	1,212	836,658
Payment of financial debt	(95,962)	(6,228)	-	(102,190)
Reduction for loss of control of subsidiaries	(22,666)	-	(35,661)	(58,327)
Payment of leases	-	-	(4,106)	(4,106)
Accrued interest	97,490	18,711	9,122	125,323
Interest paid	(65,775)	-	(6,964)	(72,739)
Transaction costs on financial debt	(13,145)	-	-	(13,145)
Unrealized foreign exchange gains	(153,528)	(13,625)	-	(167,153)
Total	$1,058,908	$157,079	$46,205	$1,262,192

	2024
	Financial debt	Related parties	Lease liabilities	Total
Opening balance	$76,546	$134,632	$167,578	$378,756
Cash proceeds from financial debt	412,349	-	-	412,349
Payment of financial debt	(19,431)	(6,183)	-	(25,614)
Payment of leases	-	-	(53,563)	(53,563)
Cancellation of lease agreements	-	-	(33,966)	(33,966)
Accrued interest	11,306	17,782	16,193	45,281
Interest paid	(4,784)	-	(13,640)	(18,424)
Transaction costs on financial debt	(3,051)	-	-	(3,051)
Unrealized foreign exchange gains	4,113	11,990	-	16,103
Total	$477,048	$158,221	$82,602	$717,871